Warrants (Details Narrative) (10-K) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 24, 2020 shares	May 31, 2020 USD ($) shares	Dec. 31, 2015 shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 ₪ / shares shares	May 31, 2020 ₪ / shares
Exercise of warrants, shares	59,910
Exercise price of warrant | $ / shares				$ 0.64		$ 0.64
General and administrative expenses | $				$ 532	$ 68	$ 690	$ 111	$ 321	$ 150
2015 Warrant [Member]
Terms of agreement			Under the 2015 Warrant, the service provider was originally entitled to purchase such number of the Company's ordinary shares equivalent to the outcome of US$ 24 thousand divided by a price per share in the immediate Company's financing round greater than US$250 thousand, plus 25% discount on the price per share, in consideration of an exercise price of NIS 0.01 per share, all as described in the 2015 Warrant Agreement.
Exercise of warrants, shares			16,000
2014 Warrant [Member]
Warrants issued during the period										6,894
2014 Warrant [Member] | NIS [Member]
Exercise price of warrant | ₪ / shares										₪ 0.001
New Warrant Agreement [Member]
Warrants issued during the period		60,000
General and administrative expenses | $		$ 25
New Warrant Agreement [Member] | NIS [Member]
Exercise price of warrant | ₪ / shares											₪ 0.01